S000043008 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.58%	2.76%	3.25%
Northern Trust Global Quality Real Estate Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.46%	3.61%	3.57%
FlexShares Global Quality Real Estate Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	3.80%	3.68%
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	2.60%	2.49%
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	2.50%	2.41%

[1]	Reflects no deduction for fees, expenses or taxes.